Financial instruments and financial risk management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 34,016	$ 50,611	$ 65,300	$ 24,271
Foreign exchange risk, description	The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Euro. As of December 31, 2023, if the US dollar had increased or decreased by 10% against the Euro
Foreign exchange risk exposure	$ 1,055	823	$ 300
Trade and other current receivables [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	67	403
Trade and other current receivables [member] | Credit risk [member] | Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables